Liquidity (Tables)	12 Months Ended
Dec. 31, 2024
Financial Liabilities
Schedule of Group Liquidity and Net Debt

€ millions	2024	2023	∆
/ Cash and cash equivalents	9,609	8,124	1,485
Current time deposits and debt securities	1,471	3,151	-1,680
Group liquidity	11,080	11,275	-195
Current financial debt	-3,639	-1,143	-2,496
Non-current financial debt	-5,746	-6,612	866
Financial debt	-9,385	-7,755	-1,631
Net debt (–)	1,695	3,521	-1,825

Schedule of Cash and Cash Equivalents

€ millions	2024			2023
	Current	Non-Current	Total	Current	Non-Current	Total
Cash at banks	3,962	0	3,962	3,369	0	3,369
Time deposits	1,659	0	1,659	2,130	0	2,130
Money market and other funds	3,991	0	3,991	2,478	0	2,478
Debt securities	0	0	0	150	0	150
Expected credit loss allowance	-3	0	-3	-3	0	-3
/ Cash and cash equivalents	9,609	0	9,609	8,124	0	8,124

Schedule of Non-Derivative Financial Debt Investments

€ millions	2024			2023
	Current	Non-Current	Total	Current	Non-Current	Total
Time deposits	1,425	0	1,425	3,028	0	3,028
Debt securities	53	74	128	129	0	129
Financial instruments related to employee benefit plans	0	287	287	0	244	244
Loans and other financial receivables	98	231	329	58	50	108
Expected credit loss allowance	-7	0	-7	-7	0	-7
Non-derivative financial debt investments	1,569	593	2,161	3,209	294	3,503
/ Other financial assets	1,629	7,141	8,770	3,344	5,543	8,887
Non-derivative financial debt investments as % of / Other financial assets	96	8	25	96	5	39

Schedule of Financial Debt

€ millions	2024					2023
	Nominal Volume		Carrying Amount			Nominal Volume		Carrying Amount
	Current	Non-Current	Current	Non-Current	Total	Current	Non-Current	Current	Non-Current	Total
Bonds	889	5,650	888	5,201	6,090	850	6,521	849	5,932	6,780
Private placement transactions	0	96	0	99	99	292	90	294	95	388
Commercial Paper	500	0	498	0	498	0	0	0	0	0
Bank loans	2,250	0	2,250	0	2,250	0	0	0	0	0
Financial debt	3,639	5,746	3,636	5,301	8,937	1,143	6,612	1,143	6,026	7,169
/ Financial liabilities			4,277	7,169	11,446			1,735	7,941	9,676
Financial debt as % of / Financial liabilities			85	74	78			66	76	74

Schedule of Reconciliation of Liabilities Arising From Financial Activities

€ millions	1/1/2024	Cash Flows	Business	Foreign	Fair Value	Other	12/31/2024
			Combinations	Currency	Changes
Current financial debt	1,143	1,594	0	35	0	868	3,639
Non-current financial debt	6,612	0	0	2	0	-868	5,746
Financial debt (nominal volume)	7,755	1,594	0	37	0	0	9,385
Basis adjustment	-550	0	0	0	131	0	-419
Transaction costs	-35	-3	0	0	0	10	-29
Financial debt (carrying amount)	7,169	1,591	0	37	131	10	8,937
Accrued interest and payment to banks	94	13	0	0	0	123	230
Interest rate swaps	537	0	0	0	-129	0	408
Lease[1]	1,621	-310	0	32	0	372	1,715
Total liabilities from financing activities	9,421	1,294	0	69	2	504	11,290

[1] Other includes new lease liabilities.

€ millions	1/1/2023	Cash Flows	Business	Foreign	Fair Value	Other	12/31/2023
			Combinations	Currency	Changes
Current financial debt	3,986	-3,986	0	0	0	1,142	1,143
Non-current financial debt	7,778	0	0	-24	0	-1,142	6,612
Financial debt (nominal volume)	11,764	-3,986	0	-24	0	0	7,755
Basis adjustment	-773	0	0	2	221	0	-550
Transaction costs	-47	0	0	0	0	12	-35
Financial debt (carrying amount)	10,943	-3,986	0	-22	221	12	7,169
Accrued interest	203	-83	0	0	0	-27	94
Interest rate swaps	753	0	0	-1	-215	0	537
Lease	2,140	-332	0	55	0	-241	1,621
Total liabilities from financing activities	14,039	-4,400	0	32	7	-256	9,421

Bonds
Financial Liabilities
Schedule of Financial Debt

	2024							2023
	Maturity	Issue Price	Coupon Rate	Effective Interest	Nominal Volume		Carrying	Carrying
				Rate	(in respective		Amount	Amount
					currency		(in € millions)	(in € millions)
					in millions)
Eurobond 9 – 2014	2027	99.284%	1.750% (fix)	1.87%		€1,000	947	914
Eurobond 12 – 2015	2025	99.264%	1.000% (fix)	1.13%		€600	600	599
Eurobond 15 – 2018	2026	99.576%	1.000% (fix)	1.06%		€500	500	499
Eurobond 16 – 2018	2030	98.687%	1.375% (fix)	1.50%		€500	442	428
Eurobond 19 – 2018	2024	99.227%	0.750% (fix)	0.89%		€850	0	849
Eurobond 20 – 2018	2028	98.871%	1.250% (fix)	1.38%		€1,000	923	891
Eurobond 21 – 2018	2031	98.382%	1.625% (fix)	1.78%		€1,250	1,079	1,045
Eurobond 23 – 2020	2026	99.200%	0.125% (fix)	0.26%		€600	599	598
Eurobond 24 – 2020	2029	98.787%	0.375% (fix)	0.51%		€800	712	686
Eurobonds							5,801	6,509
USD bond - 2018	2025	100.000%	4.69% (fix)	4.74%	US$	300	289	271
Bonds							6,090	6,780

Private placements
Financial Liabilities
Schedule of Financial Debt

	2024					2023
	Maturity	Coupon Rate	Effective Interest	Nominal Volume	Carrying Amount	Carrying Amount
			Rate	(in respective	(in € millions)	(in € millions)
				currency in
				millions)
U.S. private placements
Tranche 8 – 2012	2024	3.33% (fix)	3.37%	US$	0	294
Tranche 9 – 2012	2027	3.53% (fix)	3.57%	US$	99	95
Private placements					99	388